American Beacon Stephens Small Cap Growth Fund
American Beacon Stephens Small Cap Growth Fund
In the “Principal Investment Strategies” section of the Prospectus, the first paragraph is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies. The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of investment, of $3 billion or less.

American Beacon Stephens Mid-Cap Growth Fund
American Beacon Stephens Mid-Cap Growth Fund
In the “Principal Investment Strategies” section of the Prospectus, the first paragraph is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium capitalization companies. The Fund considers a company to be a mid-cap company if it has a market capitalization, at the time of investment, between $1 billion and the market capitalization of the largest company in the Russell Midcap® Index, which was $20.4 billion as of December 30, 2011.

In the “Principal Investment Strategies” section of the Prospectus, the first sentence in the second paragraph is deleted and replaced with the following:

Most of the assets of the Fund will be invested in U.S. common stocks Stephens Investment Management Group, LLC (“SIMG”) believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital.